Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000148908 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000148908 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000148908 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000148908 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000148908 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000148908 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000148908 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000148908 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000148908 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000148908 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000148908 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000148908 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000148908 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.20%
C000148908 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.80%
C000148909 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000148909 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000148909 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000148909 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000148909 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000148909 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000148909 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000148909 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000148909 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000148909 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000148909 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000148909 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000148909 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.20%
C000148909 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.80%
C000199535 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000199535 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000199535 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000199535 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000199535 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000199535 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000199535 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000199535 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000199535 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000199535 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000199535 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000199535 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000199535 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.20%
C000199535 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.80%
C000148910 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000148910 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000148910 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000148910 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000148910 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000148910 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000148910 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000148910 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000148910 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000148910 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000148910 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000148910 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000148910 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.20%
C000148910 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.80%
C000009820 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000009820 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000009820 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000009820 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000009820 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000009820 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000009820 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000009820 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000009820 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000009820 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000009820 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000009820 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000009820 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.30%
C000009820 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.70%
C000009822 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000009822 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000009822 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000009822 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000009822 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000009822 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000009822 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000009822 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000009822 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000009822 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000009822 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000009822 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000009822 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.30%
C000009822 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.70%
C000009819 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000009819 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000009819 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000009819 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000009819 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000009819 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000009819 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000009819 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000009819 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000009819 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000009819 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000009819 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000009819 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.30%
C000009819 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.70%
C000199529 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000199529 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000199529 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000199529 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000199529 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000199529 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000199529 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000199529 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000199529 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000199529 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000199529 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000199529 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000199529 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.30%
C000199529 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.70%
C000084353 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000084353 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000084353 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000084353 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000084353 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000084353 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000084353 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000084353 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000084353 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000084353 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000084353 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000084353 | Financials
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000084353 | Technology
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000084353 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000084353 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.30%
C000084353 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.70%
C000084355 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000084355 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000084355 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000084355 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000084355 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000084355 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000084355 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000084355 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000084355 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000084355 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000084355 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000084355 | Financials
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000084355 | Technology
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000084355 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000084355 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.30%
C000084355 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.70%
C000199534 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000199534 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000199534 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000199534 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000199534 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000199534 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000199534 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000199534 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000199534 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000199534 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000199534 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000199534 | Financials
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000199534 | Technology
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000199534 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000199534 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.30%
C000199534 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.70%
C000034900 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000034900 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000034900 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000034900 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000034900 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000034900 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000034900 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000034900 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000034900 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000034900 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000034900 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000034900 | Financials
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000034900 | Technology
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000034900 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000034900 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.30%
C000034900 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.70%
C000009884 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000009884 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000009884 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000009884 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000009884 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000009884 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000009884 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000009884 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000009884 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000009884 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000009884 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	97.20%
C000009884 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.80%
C000009886 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000009886 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000009886 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000009886 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000009886 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000009886 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000009886 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000009886 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000009886 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000009886 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000009886 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	97.20%
C000009886 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.80%
C000199533 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000199533 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000199533 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000199533 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000199533 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000199533 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000199533 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000199533 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000199533 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000199533 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000199533 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	97.20%
C000199533 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.80%
C000009883 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000009883 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000009883 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000009883 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000009883 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000009883 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000009883 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000009883 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000009883 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000009883 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000009883 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	97.20%
C000009883 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.80%
C000009891 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000009891 | Local Authority
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009891 | Whole Business
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000009891 | Banks
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000009891 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000009891 | Non Agency Cmbs
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000009891 | Cmo
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000009891 | Conventional 30 Yr
Holdings [Line Items]
Percent of Net Asset Value	35.20%
C000009891 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.30%
C000009891 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.40%
C000009891 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	21.90%
C000009891 | InvestmentType_Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	16.90%
C000009891 | InvestmentType_Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	35.30%
C000009891 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.50%
C000009891 | InvestmentType_U.S. Government Agencies
Holdings [Line Items]
Percent of Total Investments	10.00%
C000009891 | InvestmentType_U.S. Treasury Bonds & Notes
Holdings [Line Items]
Percent of Total Investments	10.70%
C000009893 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000009893 | Local Authority
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009893 | Whole Business
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000009893 | Banks
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000009893 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000009893 | Non Agency Cmbs
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000009893 | Cmo
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000009893 | Conventional 30 Yr
Holdings [Line Items]
Percent of Net Asset Value	35.20%
C000009893 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.30%
C000009893 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.40%
C000009893 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	21.90%
C000009893 | InvestmentType_Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	16.90%
C000009893 | InvestmentType_Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	35.30%
C000009893 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.50%
C000009893 | InvestmentType_U.S. Government Agencies
Holdings [Line Items]
Percent of Total Investments	10.00%
C000009893 | InvestmentType_U.S. Treasury Bonds & Notes
Holdings [Line Items]
Percent of Total Investments	10.70%
C000009890 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000009890 | Local Authority
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009890 | Whole Business
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000009890 | Banks
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000009890 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000009890 | Non Agency Cmbs
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000009890 | Cmo
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000009890 | Conventional 30 Yr
Holdings [Line Items]
Percent of Net Asset Value	35.20%
C000009890 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.30%
C000009890 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.40%
C000009890 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	21.90%
C000009890 | InvestmentType_Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	16.90%
C000009890 | InvestmentType_Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	35.30%
C000009890 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.50%
C000009890 | InvestmentType_U.S. Government Agencies
Holdings [Line Items]
Percent of Total Investments	10.00%
C000009890 | InvestmentType_U.S. Treasury Bonds & Notes
Holdings [Line Items]
Percent of Total Investments	10.70%
C000123268 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000123268 | Computer Hardware & Storage
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000123268 | Paper Packaging
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000123268 | Retail Reit
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000123268 | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000123268 | Film & Tv
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000123268 | Automobiles
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000123268 | Cable & Satellite
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000123268 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000123268 | Alcoholic Beverages
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000123268 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000123268 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000123268 | Oil & Gas Exploration & Production
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000123268 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000123268 | Diversified Banks
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000123268 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.00%
C000123268 | InvestmentType_U.S. Treasury Bonds & Notes
Holdings [Line Items]
Percent of Total Investments	3.20%
C000123268 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	94.80%
C000123269 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000123269 | Computer Hardware & Storage
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000123269 | Paper Packaging
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000123269 | Retail Reit
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000123269 | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000123269 | Film & Tv
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000123269 | Automobiles
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000123269 | Cable & Satellite
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000123269 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000123269 | Alcoholic Beverages
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000123269 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000123269 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000123269 | Oil & Gas Exploration & Production
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000123269 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000123269 | Diversified Banks
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000123269 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.00%
C000123269 | InvestmentType_U.S. Treasury Bonds & Notes
Holdings [Line Items]
Percent of Total Investments	3.20%
C000123269 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	94.80%
C000234127 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000234127 | Computer Hardware & Storage
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000234127 | Paper Packaging
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000234127 | Retail Reit
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000234127 | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000234127 | Film & Tv
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000234127 | Automobiles
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000234127 | Cable & Satellite
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000234127 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000234127 | Alcoholic Beverages
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000234127 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000234127 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000234127 | Oil & Gas Exploration & Production
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000234127 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000234127 | Diversified Banks
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000234127 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.00%
C000234127 | InvestmentType_U.S. Treasury Bonds & Notes
Holdings [Line Items]
Percent of Total Investments	3.20%
C000234127 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	94.80%
C000123270 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000123270 | Computer Hardware & Storage
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000123270 | Paper Packaging
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000123270 | Retail Reit
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000123270 | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000123270 | Film & Tv
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000123270 | Automobiles
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000123270 | Cable & Satellite
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000123270 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000123270 | Alcoholic Beverages
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000123270 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000123270 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000123270 | Oil & Gas Exploration & Production
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000123270 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000123270 | Diversified Banks
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000123270 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.00%
C000123270 | InvestmentType_U.S. Treasury Bonds & Notes
Holdings [Line Items]
Percent of Total Investments	3.20%
C000123270 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	94.80%
C000156996 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000156996 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000156996 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000156996 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000156996 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000156996 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000156996 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000156996 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000156996 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000156996 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000156996 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000156996 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000156996 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	98.60%
C000156996 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.40%
C000156997 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000156997 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000156997 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000156997 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000156997 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000156997 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000156997 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000156997 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000156997 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000156997 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000156997 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000156997 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000156997 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	98.60%
C000156997 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.40%
C000156998 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000156998 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000156998 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000156998 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000156998 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000156998 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000156998 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000156998 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000156998 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000156998 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000156998 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000156998 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000156998 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	98.60%
C000156998 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.40%
C000009832 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000009832 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000009832 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000009832 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000009832 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000009832 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000009832 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000009832 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000009832 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000009832 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000009832 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000009832 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000009832 | Technology
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000009832 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	98.20%
C000009832 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.80%
C000009834 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000009834 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000009834 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000009834 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000009834 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000009834 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000009834 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000009834 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000009834 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000009834 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000009834 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000009834 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000009834 | Technology
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000009834 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	98.20%
C000009834 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.80%
C000199530 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000199530 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000199530 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000199530 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000199530 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000199530 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000199530 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000199530 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000199530 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000199530 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000199530 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000199530 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000199530 | Technology
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000199530 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	98.20%
C000199530 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.80%
C000009831 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000009831 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000009831 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000009831 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000009831 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000009831 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000009831 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000009831 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000009831 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000009831 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000009831 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000009831 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000009831 | Technology
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000009831 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	98.20%
C000009831 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.80%
C000009838 | United States
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000009838 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.90%
C000009838 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	99.10%
C000112495 | United States
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000112495 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.90%
C000112495 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	99.10%
C000009837 | United States
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000009837 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.90%
C000009837 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	99.10%
C000123271 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000123271 | U.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000123271 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000123271 | U.S. Treasury Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000123271 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000123271 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000123271 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000123271 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000123271 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	3.00%
C000123271 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	11.70%
C000123271 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	25.20%
C000123271 | InvestmentType_Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	16.30%
C000123271 | InvestmentType_Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	39.10%
C000123271 | InvestmentType_U.S. Government Agencies
Holdings [Line Items]
Percent of Total Investments	0.50%
C000123271 | InvestmentType_U.S. Treasury Bonds & Notes
Holdings [Line Items]
Percent of Total Investments	3.90%
C000123271 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	0.30%
C000123272 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000123272 | U.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000123272 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000123272 | U.S. Treasury Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000123272 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000123272 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000123272 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000123272 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000123272 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	3.00%
C000123272 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	11.70%
C000123272 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	25.20%
C000123272 | InvestmentType_Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	16.30%
C000123272 | InvestmentType_Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	39.10%
C000123272 | InvestmentType_U.S. Government Agencies
Holdings [Line Items]
Percent of Total Investments	0.50%
C000123272 | InvestmentType_U.S. Treasury Bonds & Notes
Holdings [Line Items]
Percent of Total Investments	3.90%
C000123272 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	0.30%
C000123273 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000123273 | U.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000123273 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000123273 | U.S. Treasury Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000123273 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000123273 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000123273 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000123273 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000123273 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	3.00%
C000123273 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	11.70%
C000123273 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	25.20%
C000123273 | InvestmentType_Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	16.30%
C000123273 | InvestmentType_Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	39.10%
C000123273 | InvestmentType_U.S. Government Agencies
Holdings [Line Items]
Percent of Total Investments	0.50%
C000123273 | InvestmentType_U.S. Treasury Bonds & Notes
Holdings [Line Items]
Percent of Total Investments	3.90%
C000123273 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	0.30%
C000156999 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000156999 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000156999 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.20%
C000156999 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.80%
C000157000 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000157000 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000157000 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.20%
C000157000 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.80%
C000217819 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000217819 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000217819 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.20%
C000217819 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.80%
C000157001 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000157001 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000157001 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.20%
C000157001 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.80%
C000009858 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000009858 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000009858 | Cmo
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000009858 | Computer Hardware & Storage
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000009858 | Automobiles
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000009858 | Alcoholic Beverages
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000009858 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000009858 | Oil & Gas Exploration & Production
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000009858 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000009858 | Airports
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000009858 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009858 | Precious Metals
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000009858 | Wireless Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000009858 | Gaming Reit
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000009858 | Wireless Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000009858 | Residential Mortgage
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000009858 | Auto Loan
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000009858 | Institutional Brokerage
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000009858 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.20%
C000009858 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	25.40%
C000009858 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	4.00%
C000009858 | InvestmentType_Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	4.80%
C000009858 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.30%
C000009858 | InvestmentType_U.S. Treasury Bonds & Notes
Holdings [Line Items]
Percent of Total Investments	2.20%
C000009858 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	62.50%
C000009858 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.60%
C000112497 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000112497 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000112497 | Cmo
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000112497 | Computer Hardware & Storage
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000112497 | Automobiles
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000112497 | Alcoholic Beverages
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000112497 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000112497 | Oil & Gas Exploration & Production
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000112497 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000112497 | Airports
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000112497 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000112497 | Precious Metals
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000112497 | Wireless Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000112497 | Gaming Reit
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000112497 | Wireless Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000112497 | Residential Mortgage
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000112497 | Auto Loan
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000112497 | Institutional Brokerage
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000112497 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.20%
C000112497 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	25.40%
C000112497 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	4.00%
C000112497 | InvestmentType_Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	4.80%
C000112497 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.30%
C000112497 | InvestmentType_U.S. Treasury Bonds & Notes
Holdings [Line Items]
Percent of Total Investments	2.20%
C000112497 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	62.50%
C000112497 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.60%
C000225245 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000225245 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000225245 | Cmo
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000225245 | Computer Hardware & Storage
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000225245 | Automobiles
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000225245 | Alcoholic Beverages
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000225245 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000225245 | Oil & Gas Exploration & Production
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000225245 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000225245 | Airports
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000225245 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000225245 | Precious Metals
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000225245 | Wireless Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000225245 | Gaming Reit
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000225245 | Wireless Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000225245 | Residential Mortgage
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000225245 | Auto Loan
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000225245 | Institutional Brokerage
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000225245 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.20%
C000225245 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	25.40%
C000225245 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	4.00%
C000225245 | InvestmentType_Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	4.80%
C000225245 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.30%
C000225245 | InvestmentType_U.S. Treasury Bonds & Notes
Holdings [Line Items]
Percent of Total Investments	2.20%
C000225245 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	62.50%
C000225245 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.60%
C000009857 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000009857 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000009857 | Cmo
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000009857 | Computer Hardware & Storage
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000009857 | Automobiles
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000009857 | Alcoholic Beverages
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000009857 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000009857 | Oil & Gas Exploration & Production
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000009857 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000009857 | Airports
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000009857 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009857 | Precious Metals
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000009857 | Wireless Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000009857 | Gaming Reit
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000009857 | Wireless Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000009857 | Residential Mortgage
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000009857 | Auto Loan
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000009857 | Institutional Brokerage
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000009857 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.20%
C000009857 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	25.40%
C000009857 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	4.00%
C000009857 | InvestmentType_Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	4.80%
C000009857 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.30%
C000009857 | InvestmentType_U.S. Treasury Bonds & Notes
Holdings [Line Items]
Percent of Total Investments	2.20%
C000009857 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	62.50%
C000009857 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.60%
C000157002 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000157002 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000157002 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000157002 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000157002 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000157002 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000157002 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000157002 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000157002 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000157002 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000157002 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000157002 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000157002 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	98.70%
C000157002 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.30%
C000157003 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000157003 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000157003 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000157003 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000157003 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000157003 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000157003 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000157003 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000157003 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000157003 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000157003 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000157003 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000157003 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	98.70%
C000157003 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.30%
C000217820 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000217820 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000217820 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000217820 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000217820 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000217820 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000217820 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000217820 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000217820 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000217820 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000217820 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000217820 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000217820 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	98.70%
C000217820 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.30%
C000157004 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000157004 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000157004 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000157004 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000157004 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000157004 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000157004 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000157004 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000157004 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000157004 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000157004 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000157004 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000157004 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	98.70%
C000157004 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.30%
C000009852 | United States
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000009852 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	4.00%
C000009852 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	96.00%
C000112496 | United States
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000112496 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	4.00%
C000112496 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	96.00%
C000009851 | United States
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000009851 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	4.00%
C000009851 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	96.00%
C000009844 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000009844 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000009844 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000009844 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000009844 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000009844 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000009844 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000009844 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000009844 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000009844 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000009844 | Technology
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000009844 | Real Estate Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000009844 | Research & Consulting Services
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000009844 | Oil & Gas Storage & Transportation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000009844 | Online Marketplace
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000009844 | Metal & Glass Containers
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000009844 | Investment Management
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000009844 | Internet Software & Services
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000009844 | Data & Transaction Processors
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000009844 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000009844 | Health Care Equipment
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000009846 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000009846 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000009846 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000009846 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000009846 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000009846 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000009846 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000009846 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000009846 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000009846 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000009846 | Technology
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000009846 | Real Estate Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000009846 | Research & Consulting Services
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000009846 | Oil & Gas Storage & Transportation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000009846 | Online Marketplace
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000009846 | Metal & Glass Containers
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000009846 | Investment Management
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000009846 | Internet Software & Services
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000009846 | Data & Transaction Processors
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000009846 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000009846 | Health Care Equipment
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000199531 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000199531 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000199531 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000199531 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000199531 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000199531 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000199531 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000199531 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000199531 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000199531 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000199531 | Technology
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000199531 | Real Estate Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000199531 | Research & Consulting Services
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000199531 | Oil & Gas Storage & Transportation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000199531 | Online Marketplace
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000199531 | Metal & Glass Containers
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000199531 | Investment Management
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000199531 | Internet Software & Services
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000199531 | Data & Transaction Processors
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000199531 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000199531 | Health Care Equipment
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000009843 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000009843 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000009843 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000009843 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000009843 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000009843 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000009843 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000009843 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000009843 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000009843 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000009843 | Technology
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000009843 | Real Estate Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000009843 | Research & Consulting Services
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000009843 | Oil & Gas Storage & Transportation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000009843 | Online Marketplace
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000009843 | Metal & Glass Containers
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000009843 | Investment Management
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000009843 | Internet Software & Services
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000009843 | Data & Transaction Processors
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000009843 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000009843 | Health Care Equipment
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000009864 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000009864 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000009864 | Cmo
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000009864 | Alcoholic Beverages
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000009864 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000009864 | Diversified Banks
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000009864 | Wireless Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000009864 | Commercial Finance
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000009864 | Integrated Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000009864 | Semiconductor Devices
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000009864 | Construction Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000009864 | Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000009864 | Farebox (Mass & Rapid Transit)
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000009864 | Health Care Services
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000009864 | Educational Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000009864 | Specialty Reit
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000009864 | Midstream - Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000009864 | Electric Transmission & Dist
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000009864 | Clo
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000009864 | Home Equity
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000009864 | Conventional 20 Yr
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000009864 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.00%
C000009864 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	11.50%
C000009864 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	3.10%
C000009864 | InvestmentType_Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	10.70%
C000009864 | InvestmentType_Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	27.70%
C000009864 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	1.10%
C000009864 | InvestmentType_U.S. Government Agencies
Holdings [Line Items]
Percent of Total Investments	0.60%
C000009864 | InvestmentType_U.S. Treasury Bonds & Notes
Holdings [Line Items]
Percent of Total Investments	15.80%
C000009864 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	28.50%
C000009866 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000009866 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000009866 | Cmo
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000009866 | Alcoholic Beverages
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000009866 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000009866 | Diversified Banks
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000009866 | Wireless Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000009866 | Commercial Finance
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000009866 | Integrated Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000009866 | Semiconductor Devices
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000009866 | Construction Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000009866 | Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000009866 | Farebox (Mass & Rapid Transit)
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000009866 | Health Care Services
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000009866 | Educational Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000009866 | Specialty Reit
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000009866 | Midstream - Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000009866 | Electric Transmission & Dist
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000009866 | Clo
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000009866 | Home Equity
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000009866 | Conventional 20 Yr
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000009866 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.00%
C000009866 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	11.50%
C000009866 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	3.10%
C000009866 | InvestmentType_Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	10.70%
C000009866 | InvestmentType_Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	27.70%
C000009866 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	1.10%
C000009866 | InvestmentType_U.S. Government Agencies
Holdings [Line Items]
Percent of Total Investments	0.60%
C000009866 | InvestmentType_U.S. Treasury Bonds & Notes
Holdings [Line Items]
Percent of Total Investments	15.80%
C000009866 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	28.50%
C000199532 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000199532 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000199532 | Cmo
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000199532 | Alcoholic Beverages
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000199532 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000199532 | Diversified Banks
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000199532 | Wireless Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000199532 | Commercial Finance
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000199532 | Integrated Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000199532 | Semiconductor Devices
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000199532 | Construction Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000199532 | Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000199532 | Farebox (Mass & Rapid Transit)
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000199532 | Health Care Services
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000199532 | Educational Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000199532 | Specialty Reit
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000199532 | Midstream - Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000199532 | Electric Transmission & Dist
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000199532 | Clo
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000199532 | Home Equity
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000199532 | Conventional 20 Yr
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000199532 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.00%
C000199532 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	11.50%
C000199532 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	3.10%
C000199532 | InvestmentType_Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	10.70%
C000199532 | InvestmentType_Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	27.70%
C000199532 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	1.10%
C000199532 | InvestmentType_U.S. Government Agencies
Holdings [Line Items]
Percent of Total Investments	0.60%
C000199532 | InvestmentType_U.S. Treasury Bonds & Notes
Holdings [Line Items]
Percent of Total Investments	15.80%
C000199532 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	28.50%
C000009863 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000009863 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000009863 | Cmo
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000009863 | Alcoholic Beverages
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000009863 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000009863 | Diversified Banks
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000009863 | Wireless Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000009863 | Commercial Finance
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000009863 | Integrated Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000009863 | Semiconductor Devices
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000009863 | Construction Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000009863 | Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000009863 | Farebox (Mass & Rapid Transit)
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000009863 | Health Care Services
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000009863 | Educational Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000009863 | Specialty Reit
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000009863 | Midstream - Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000009863 | Electric Transmission & Dist
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000009863 | Clo
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000009863 | Home Equity
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000009863 | Conventional 20 Yr
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000009863 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.00%
C000009863 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	11.50%
C000009863 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	3.10%
C000009863 | InvestmentType_Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	10.70%
C000009863 | InvestmentType_Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	27.70%
C000009863 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	1.10%
C000009863 | InvestmentType_U.S. Government Agencies
Holdings [Line Items]
Percent of Total Investments	0.60%
C000009863 | InvestmentType_U.S. Treasury Bonds & Notes
Holdings [Line Items]
Percent of Total Investments	15.80%
C000009863 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	28.50%
C000119973 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000119973 | Automobiles
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000119973 | Precious Metals
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000119973 | Wireless Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000119973 | Residential Mortgage
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000119973 | Auto Loan
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000119973 | Semiconductor Devices
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000119973 | Specialty Reit
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000119973 | Midstream - Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000119973 | Distillers & Vintners
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000119973 | Health Care Facilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000119973 | Electronic Equipment & Instruments
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000119973 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000119973 | Airlines
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000119973 | Integrated Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000119973 | Mortgage Finance
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000119973 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.90%
C000119973 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	38.40%
C000119973 | InvestmentType_Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	9.90%
C000119973 | InvestmentType_U.S. Treasury Bonds & Notes
Holdings [Line Items]
Percent of Total Investments	3.30%
C000119973 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	47.50%
C000119975 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000119975 | Automobiles
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000119975 | Precious Metals
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000119975 | Wireless Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000119975 | Residential Mortgage
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000119975 | Auto Loan
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000119975 | Semiconductor Devices
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000119975 | Specialty Reit
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000119975 | Midstream - Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000119975 | Distillers & Vintners
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000119975 | Health Care Facilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000119975 | Electronic Equipment & Instruments
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000119975 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000119975 | Airlines
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000119975 | Integrated Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000119975 | Mortgage Finance
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000119975 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.90%
C000119975 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	38.40%
C000119975 | InvestmentType_Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	9.90%
C000119975 | InvestmentType_U.S. Treasury Bonds & Notes
Holdings [Line Items]
Percent of Total Investments	3.30%
C000119975 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	47.50%
C000009872 | United States
Holdings [Line Items]
Percent of Net Asset Value	101.30%
C000009872 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.60%
C000009872 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	99.40%
C000112498 | United States
Holdings [Line Items]
Percent of Net Asset Value	101.30%
C000112498 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.60%
C000112498 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	99.40%
C000009871 | United States
Holdings [Line Items]
Percent of Net Asset Value	101.30%
C000009871 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.60%
C000009871 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	99.40%
C000009874 | United States
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000009874 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.60%
C000009874 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	97.40%
C000112499 | United States
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000112499 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.60%
C000112499 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	97.40%
C000009873 | United States
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000009873 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.60%
C000009873 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	97.40%